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                                                                 Lindsey Edwards
                                                               Corporate Counsel

Brighthouse Life Insurance Company
11225 North Community House Road
Charlotte, NC 28277

                                           March 8, 2017

VIA EDGAR


U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:   Brighthouse Variable Life Account One
      (formerly MetLife Investors Variable Life Account One)
      File No. 811-07971

Commissioners:

Annual Reports dated December 31, 2016 of the underlying funds are incorporated herein by reference as the reports transmitted to policyowners of Brighthouse Variable Life Account One (formerly MetLife Investors Variable Life Account One) of Brighthouse Life Insurance Company (formerly MetLife Insurance Company USA) pursuant to Rule 30b2-1 under the Investment Company Act of 1940 and are listed as follows:

The Annual Report for the Invesco V.I. International Growth Fund of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is incorporated by reference as filed on Form N-CSR, CIK No. 0000896435, File No. 811-07452.

The Annual Report for the Templeton Foreign VIP Fund of Franklin Templeton Variable Insurance Products Trust is incorporated by reference as filed on Form N-CSR, CIK No. 0000837274, File No. 811-05583.

The Annual Reports for certain portfolios of Met Investors Series Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0001126087, File No. 811-10183.

The Annual Reports for certain portfolios of Metropolitan Series Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 811-03618.

The Annual Report for the Putnam VT Multi-Cap Growth Fund of Putnam Variable Trust is incorporated by reference as filed on Form N-CSR, CIK No. 0000822671, File No. 811-05346.


Sincerely,

/s/ Lindsey Edwards

Lindsey Edwards, Esq.
Corporate Counsel
Brighthouse Financial